Investment Risks	Aug. 31, 2026
Applied Finance Dividend Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Since it purchases equity securities, the Dividend Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Dividend Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Dividend Fund.

Applied Finance Dividend Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of securities in the Dividend Fund’s overall portfolio will fluctuate and, as a result, the Dividend Fund’s share price may decline suddenly or over a sustained period.
Applied Finance Dividend Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The strategies used by the Adviser may fail to produce the intended result.
Applied Finance Dividend Fund | Large Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Applied Finance Dividend Fund | Small And Mid-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Mid-Cap Risk. Investing in the securities of small and mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Applied Finance Dividend Fund | Risks Of Investment Selection And Asset Allocation Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment Selection and Asset Allocation. The Dividend Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Dividend Fund may not perform as anticipated.

Applied Finance Dividend Fund | Risk Of Other Equity Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.
Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Applied Finance Dividend Fund | Risk Of Other Equity Securities, Convertible Securities Member
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.
Applied Finance Dividend Fund | Risk Of Other Equity Securities, Preferred Securities Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.
Applied Finance Dividend Fund | Risk Of Other Equity Securities, Rights And Warrants Member
Prospectus [Line Items]
Risk [Text Block]	Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Applied Finance Dividend Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. When the Dividend Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses paid by the underlying fund, which results in higher Dividend Fund expenses. The Dividend Fund may be affected by losses of underlying funds and the level of risk arising from their investment practices.
Applied Finance Dividend Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Dividend Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Dividend Fund’s ability to sell its shares.

Applied Finance Dividend Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.
Applied Finance Dividend Fund | Foreign Securities Risks Member
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risks. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Applied Finance Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, the value of your investment in the Dividend Fund could decline and you could lose money.
Applied Finance Dividend Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Dividend Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Applied Finance Explorer Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Since it purchases equity securities, the Explorer Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Explorer Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Explorer Fund.

Applied Finance Explorer Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of securities in the Explorer Fund’s overall portfolio will fluctuate and, as a result, the Explorer Fund’s share price may decline suddenly or over a sustained period.
Applied Finance Explorer Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The strategies used by the Adviser may fail to produce the intended result.
Applied Finance Explorer Fund | Small And Mid-Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small and Middle Cap Risk. Investing in the securities of smaller companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of smaller companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are generally more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.
Applied Finance Explorer Fund | Risks Of Investment Selection And Asset Allocation Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment Selection and Asset Allocation. The Explorer Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Explorer Fund may not perform as anticipated.

Applied Finance Explorer Fund | Risk Of Other Equity Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Other Equity Securities. Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Applied Finance Explorer Fund | Risk Of Other Equity Securities, Convertible Securities Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.
Applied Finance Explorer Fund | Risk Of Other Equity Securities, Preferred Securities Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.
Applied Finance Explorer Fund | Risk Of Other Equity Securities, Rights And Warrants Member
Prospectus [Line Items]
Risk [Text Block]
Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Applied Finance Explorer Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. The Explorer Fund may invest in other investment companies, including ETFs. By investing in other investment companies, the Explorer Fund indirectly pays a portion of the expenses and brokerage costs of these companies as well as its own expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of the Explorer Fund to purchase or sell these shares.
Applied Finance Explorer Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Explorer Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Explorer Fund’s ability to sell its shares.

Applied Finance Explorer Fund | Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk. The Explorer Fund may, at times, have a portfolio turnover rate that is higher than other stock funds, which may result in increased brokerage and other expenses or higher current realization of short-term capital gains, which are taxable at ordinary income rates, and a potentially larger current tax liability.
Applied Finance Explorer Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Therefore, the value of your investment in the Explorer Fund could decline and you could lose money.
Applied Finance Explorer Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Explorer Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Applied Finance Select Fund | Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Since the Select Fund invests in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Select Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Select Fund.

Applied Finance Select Fund | Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The value of securities in the Select Fund’s portfolio will fluctuate and, as a result, the Select Fund’s share price may decline suddenly or over a sustained period. The equity securities purchased by the Select Fund may involve large price swings and potential for loss.

Applied Finance Select Fund | Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Management Risk. The strategies used by the Adviser may fail to produce the intended result.
Applied Finance Select Fund | Large Cap Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
Applied Finance Select Fund | Risks Of Investment Selection And Asset Allocation Member
Prospectus [Line Items]
Risk [Text Block]
Risks of Investment Selection and Asset Allocation. The Select Fund's investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser's conclusions about growth rates or securities values are incorrect, the Select Fund may not perform as anticipated.

Applied Finance Select Fund | Risk Of Other Equity Securities Member
Prospectus [Line Items]
Risk [Text Block]
Risk of Other Equity Securities Other equity securities in which the Fund may invest include convertible securities, preferred securities, rights and warrants.

Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.

Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.
Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Applied Finance Select Fund | Risk Of Other Equity Securities, Convertible Securities Member
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities. Convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment.
Applied Finance Select Fund | Risk Of Other Equity Securities, Preferred Securities Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.
Applied Finance Select Fund | Risk Of Other Equity Securities, Rights And Warrants Member
Prospectus [Line Items]
Risk [Text Block]	Rights and Warrants. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Applied Finance Select Fund | Investment Company Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Investment Company Securities Risk. When the Select Fund invests in other investment companies, including ETFs, it indirectly bears its proportionate share of fees and expenses of the other investment company, which results in higher Fund expenses. The Select Fund may be affected by losses of the other investment companies and the level of risk arising from their investment practices.
Applied Finance Select Fund | ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. ETFs generally are investment companies whose shares represent an interest in a portfolio of securities. Some ETFs are designed to track various market indexes. Because the Select Fund may invest in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its NAV, an active secondary market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Select Fund’s ability to sell its shares.
Applied Finance Select Fund | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.
Applied Finance Select Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Before you decide whether to invest in the Select Fund, carefully consider these risk factors and special considerations associated with investing in the Select Fund, which may cause you to lose part or all your investment in the Select Fund.